Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
CHIRON CAPITAL ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Chiron Capital Allocation Fund (the “Fund”)

Supplement dated May 15, 2019

to the Fund’s Summary Prospectus and Prospectus, each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective May 30, 2019 (the “Effective Date”), the Fund’s blended benchmark has changed as follows:

Current Blended Benchmark	New Blended Benchmark
60/40 MSCI ACWI (Net)/FTSE WorldBIG Index	60/40 MSCI ACWI (Net)/ Bloomberg Barclays U.S. Aggregate Total Return Index

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The table in the “Performance Information” section is hereby deleted and replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

CHIRON CAPITAL ALLOCATION FUND	1 Year	Since Inception (11/30/15)
Fund Returns Before Taxes	(10.74)%	3.67%
Fund Returns After Taxes on Distributions	(10.92)%	3.49%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(6.61)%	2.93%
MSCI ACWI (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))	(9.42)%	5.78%
Bloomberg Barclays U.S. Aggregate Total Return Index (reflects no deduction for fees, expenses, or taxes)	0.01%	1.89%
FTSE WorldBIG Index (reflects no deduction for fees, expenses, or taxes)	(1.32)%	2.74%
60/40 MSCI ACWI (Net)/Bloomberg Barclays U.S. Aggregate Total Return Index (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))[1]	(5.52)%	4.36%
60/40 MSCI ACWI (Net)/FTSE WorldBIG Index (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))[1]	(6.04)%	4.70%

1	On May 30, 2019, the Fund’s blended benchmark changed from the 60/40 MSCI ACWI (Net)/FTSE WorldBIG Index to the 60/40 MSCI ACWI (Net)/Bloomberg Barclays U.S. Aggregate Total Return Index, because the Adviser believes that the 60/40 MSCI ACWI (Net)/Bloomberg Barclays U.S. Aggregate Total Return Index better reflects the investment strategies of the Fund.

Please retain this supplement for future reference.

CHI-SK-005-0100